Schedule of Portfolio Investments	Boston Trust Asset Management Fund September 30, 2023 (Unaudited)

Common Stocks (73.1%)

Security Description	Shares	Fair Value ($)
Communication Services (7.6%)
Alphabet, Inc., Class A (a)	40,000	5,234,400
Alphabet, Inc., Class C (a)	220,000	29,007,000
Comcast Corp., Class A	200,000	8,868,000
		43,109,400
Consumer Discretionary (4.7%)
Lowe's Cos., Inc.	25,000	5,196,000
NIKE, Inc., Class B	102,500	9,801,050
O'Reilly Automotive, Inc. (a)	4,500	4,089,870
Ross Stores, Inc.	15,000	1,694,250
Starbucks Corp.	67,000	6,115,090
		26,896,260
Consumer Staples (6.9%)
Church & Dwight Co., Inc.	50,000	4,581,500
Costco Wholesale Corp.	30,000	16,948,800
Diageo PLC, Sponsored ADR	25,000	3,729,500
McCormick & Co., Inc.	40,000	3,025,600
PepsiCo, Inc.	30,000	5,083,200
Sysco Corp.	35,000	2,311,750
The Procter & Gamble Co.	25,000	3,646,500
		39,326,850
Energy (4.3%)
Chevron Corp.	20,000	3,372,400
ConocoPhillips	45,000	5,391,000
Exxon Mobil Corp.	110,000	12,933,800
Schlumberger NV	45,000	2,623,500
		24,320,700
Financials (11.3%)
American Express Co.	30,000	4,475,700
Berkshire Hathaway, Inc., Class B (a)	22,500	7,881,750
Chubb Ltd.	20,000	4,163,600
Cincinnati Financial Corp.	60,000	6,137,400
FactSet Research Systems, Inc.	13,720	5,999,207
JPMorgan Chase & Co.	97,750	14,175,705
Northern Trust Corp.	50,000	3,474,000
T. Rowe Price Group, Inc.	45,000	4,719,150
Visa, Inc., Class A	57,500	13,225,575
		64,252,087
Health Care (9.6%)
Agilent Technologies, Inc.	20,000	2,236,400
Becton Dickinson & Co.	35,000	9,048,550
Edwards Lifesciences Corp. (a)	95,000	6,581,600
Johnson & Johnson	56,500	8,799,875
Merck & Co., Inc.	50,000	5,147,500
Mettler-Toledo International, Inc. (a)	3,500	3,878,245
Stryker Corp.	25,000	6,831,750
UnitedHealth Group, Inc.	19,750	9,957,753
Waters Corp. (a)	7,500	2,056,575
		54,538,248
Industrials (9.6%)
Automatic Data Processing, Inc.	65,000	15,637,700
Donaldson Co., Inc.	50,000	2,982,000
Hubbell, Inc.	23,500	7,365,135
Illinois Tool Works, Inc.	25,400	5,849,874
Union Pacific Corp.	45,000	9,163,350
United Parcel Service, Inc., Class B	54,000	8,416,980
W.W. Grainger, Inc.	7,300	5,050,432
		54,465,471

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Information Technology (16.8%)
Accenture PLC, Class A	62,000	19,040,820
Analog Devices, Inc.	23,000	4,027,070
Apple, Inc.	167,000	28,592,070
Cisco Systems, Inc.	65,000	3,494,400
Microsoft Corp.	110,000	34,732,499
Oracle Corp.	50,000	5,296,000
		95,182,859
Materials (2.0%)
Air Products and Chemicals, Inc.	25,500	7,226,700
AptarGroup, Inc.	32,500	4,063,800
		11,290,500
Utilities (0.3%)
Eversource Energy	32,500	1,889,875
		1,889,875
TOTAL COMMON STOCKS (Cost $113,522,115)		415,272,250

Corporate Bonds (4.1%)
	Principal Amount ($)
Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	829,872
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	226,888
		1,056,760
Consumer Discretionary (0.5%)
Lowe's Cos., Inc., 1.30%, 4/15/28, Callable 2/15/28 @ 100	750,000	625,636
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	691,225
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	432,081
The Home Depot, Inc., 2.70%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	854,904
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	325,019
		2,928,865
Consumer Staples (0.1%)
The Estee Lauder Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	631,747
Financials (1.2%)
Bank of America Corp., Series L, 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	465,093
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,909,374
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	525,635
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	458,295
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	968,974
JPMorgan Chase & Co., 4.01%, 4/23/29, Callable 4/23/28 @ 100	500,000	461,115
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,912,544
		6,701,030

1

Schedule of Portfolio Investments	Boston Trust Asset Management Fund September 30, 2023 (Unaudited)

Corporate Bonds (continued)

Security Description	Principal Amount ($)	Fair Value ($)
Health Care (0.6%)
Becton Dickinson & Co., 6.70%, 12/1/26	750,000	770,065
Merck & Co., Inc., 1.70%, 6/10/27, Callable 5/10/27 @ 100	350,000	310,231
Pfizer, Inc., 3.60%, 9/15/28, Callable 6/15/28 @ 100	500,000	468,215
Stryker Corp., 1.95%, 6/15/30, Callable 3/15/30 @ 100	1,000,000	801,922
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	469,438
Zoetis, Inc., 3.90%, 8/20/28, Callable 5/20/28 @ 100	750,000	705,302
		3,525,173
Industrials (1.0%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,196,508
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	927,597
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,143,498
Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	400,000	377,803
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,911,580
		5,556,986
Information Technology (0.4%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,389,968
Materials (0.1%)
Air Products and Chemicals, Inc.,
1.85%, 5/15/27, Callable 3/15/27 @ 100	400,000	355,506

TOTAL CORPORATE BONDS (Cost $24,592,314)		23,146,035
U.S. Government & U.S. Government Agency Obligations (21.3%)
Federal Farm Credit Bank (2.6%)
2.85%, 3/2/28	2,400,000	2,217,718
2.95%, 1/27/25	2,000,000	1,939,211
3.14%, 12/5/29	2,500,000	2,261,043
3.25%, 2/27/34	1,500,000	1,283,772
3.39%, 2/1/28	2,000,000	1,886,448
3.85%, 12/26/25	2,770,000	2,697,385
3.88%, 9/20/32	1,000,000	916,537
4.38%, 3/3/33	1,500,000	1,423,887
		14,626,001
Federal Home Loan Bank (1.7%)
2.50%, 12/10/27	1,500,000	1,370,645
2.63%, 6/11/27	1,500,000	1,390,596
2.88%, 9/13/24	2,500,000	2,439,341
3.50%, 9/24/29	2,000,000	1,869,578
3.50%, 7/20/32	1,500,000	1,336,614
4.00%, 6/10/33	2,500,000	2,297,453
		10,704,227
U.S. Treasury Bill (1.3%)
4.75%, 4/18/24	7,500,000	7,282,447

U.S. Government & U.S. Government Agency Obligations (continued)

Security Description	Principal Amount ($)	Fair Value ($)
U.S. Treasury Bond (2.3%)
4.38%, 8/15/43	4,000,000	3,730,000
4.50%, 2/15/36	3,250,000	3,242,891
5.38%, 2/15/31	5,500,000	5,773,926
		12,746,817
U.S. Treasury Inflation Index Note (1.3%)
0.13%, 4/15/27	4,330,440	3,977,528
0.63%, 7/15/32	3,682,175	3,211,057
		7,188,585
U.S. Treasury Note (12.1%)
0.88%, 11/15/30	11,000,000	8,561,095
1.63%, 5/15/31	10,000,000	8,120,703
2.13%, 5/31/26	5,000,000	4,661,133
2.25%, 11/15/27	6,500,000	5,913,730
2.75%, 8/15/32	7,500,000	6,495,996
2.88%, 5/15/28	7,500,000	6,952,734
3.13%, 8/31/29	12,500,000	11,522,950
3.88%, 8/15/33	8,000,000	7,561,875
4.13%, 11/15/32	8,750,000	8,441,700
		68,231,916
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $125,166,886)		120,779,993

Investment Companies (1.3%)

	Shares

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	7,325,903	7,325,903
TOTAL INVESTMENT COMPANIES (Cost $7,325,903)		7,325,903
Total Investments (Cost $270,607,218) — 99.8%		566,524,181
Other assets in excess of liabilities — 0.2%		1,161,638
NET ASSETS — 100.0%		$567,685,819

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

ADR	American Depositary Receipt
MTN	Medium Term Note
PLC	Public Limited Company

2

Schedule of Portfolio Investments	Boston Trust Equity Fund September 30, 2023 (Unaudited)

Common Stocks (97.8%)

Security Description	Shares	Fair Value ($)
Communication Services (9.8%)
Alphabet, Inc., Class A (a)	15,000	1,962,900
Alphabet, Inc., Class C (a)	100,000	13,185,000
Comcast Corp., Class A	116,500	5,165,610
		20,313,510
Consumer Discretionary (6.9%)
Lowe's Cos., Inc.	10,000	2,078,400
NIKE, Inc., Class B	30,000	2,868,600
O'Reilly Automotive, Inc. (a)	3,300	2,999,238
Ross Stores, Inc.	7,000	790,650
Starbucks Corp.	40,000	3,650,800
The TJX Cos., Inc.	21,500	1,910,920
		14,298,608
Consumer Staples (7.6%)
Church & Dwight Co., Inc.	15,000	1,374,450
Costco Wholesale Corp.	13,750	7,768,200
Diageo PLC, Sponsored ADR	7,500	1,118,850
McCormick & Co., Inc.	14,000	1,058,960
PepsiCo, Inc.	10,000	1,694,400
Sysco Corp.	20,000	1,321,000
The Procter & Gamble Co.	9,000	1,312,740
		15,648,600
Energy (5.8%)
Chevron Corp.	13,000	2,192,060
Exxon Mobil Corp.	50,000	5,879,000
Schlumberger NV	67,500	3,935,250
		12,006,310
Financials (13.7%)
American Express Co.	12,000	1,790,280
Berkshire Hathaway, Inc., Class B (a)	10,000	3,503,000
Chubb Ltd.	10,000	2,081,800
Cincinnati Financial Corp.	20,000	2,045,800
FactSet Research Systems, Inc.	5,500	2,404,930
JPMorgan Chase & Co.	44,250	6,417,135
Northern Trust Corp.	22,500	1,563,300
T. Rowe Price Group, Inc.	20,000	2,097,400
Visa, Inc., Class A	28,000	6,440,280
		28,343,925
Health Care (15.4%)
Agilent Technologies, Inc.	13,600	1,520,752
Becton Dickinson & Co.	15,000	3,877,950
Edwards Lifesciences Corp. (a)	22,500	1,558,800
Johnson & Johnson	25,500	3,971,625
Merck & Co., Inc.	22,500	2,316,375
Mettler-Toledo International, Inc. (a)	1,500	1,662,105
Stryker Corp.	12,000	3,279,240
The Cooper Cos., Inc.	8,250	2,623,583
UnitedHealth Group, Inc.	12,000	6,050,280
Waters Corp. (a)	11,500	3,153,415
Zoetis, Inc.	12,000	2,087,760
		32,101,885
Industrials (12.9%)
Automatic Data Processing, Inc.	20,000	4,811,600
Deere & Co.	4,750	1,792,555
Donaldson Co., Inc.	15,000	894,600
Hubbell, Inc.	12,500	3,917,625
Illinois Tool Works, Inc.	15,000	3,454,650
Union Pacific Corp.	22,500	4,581,675

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
United Parcel Service, Inc., Class B	15,000	2,338,050
W.W. Grainger, Inc.	7,000	4,842,880
		26,633,635
Information Technology (22.1%)
Accenture PLC, Class A	25,000	7,677,750
Analog Devices, Inc.	16,500	2,888,985
Apple, Inc.	82,000	14,039,220
Microsoft Corp.	51,000	16,103,250
Oracle Corp.	40,000	4,236,800
TE Connectivity Ltd.	7,500	926,475
		45,872,480
Materials (2.9%)
Air Products and Chemicals, Inc.	14,800	4,194,320
AptarGroup, Inc.	14,250	1,781,820
		5,976,140
Utilities (0.7%)
Eversource Energy	25,000	1,453,750
		1,453,750
TOTAL COMMON STOCKS (Cost $68,071,139)		202,648,843
Investment Companies (2.1%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	4,277,654	4,277,654
TOTAL INVESTMENT COMPANIES (Cost $4,277,654)		4,277,654
Total Investments (Cost $72,348,793) — 99.9%		206,926,497
Other assets in excess of liabilities — 0.1%		130,754
NET ASSETS — 100.0%		$207,057,251

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

ADR	American Depositary Receipt
PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Midcap Fund September 30, 2023 (Unaudited)

Common Stocks (98.7%)

Security Description	Shares	Fair Value ($)
Communication Services (3.4%)
Cable One, Inc.	2,865	1,763,809
Electronic Arts, Inc.	25,920	3,120,768
Omnicom Group, Inc.	25,420	1,893,281
		6,777,858
Consumer Discretionary (10.5%)
AutoZone, Inc. (a)	1,290	3,276,587
Carter's, Inc.	30,705	2,123,251
Choice Hotels International, Inc.	32,560	3,988,926
Columbia Sportswear Co.	28,140	2,085,174
Ross Stores, Inc.	38,080	4,301,135
Ulta Beauty, Inc. (a)	7,280	2,907,996
Williams-Sonoma, Inc.	16,415	2,550,891
		21,233,960
Consumer Staples (6.2%)
BJ's Wholesale Club Holdings, Inc. (a)	49,255	3,515,330
Church & Dwight Co., Inc.	21,595	1,978,750
Dollar General Corp.	17,895	1,893,291
Sysco Corp.	40,225	2,656,861
The Hershey Co.	12,215	2,443,977
		12,488,209
Energy (5.1%)
Baker Hughes Co.	176,220	6,224,091
Marathon Oil Corp.	154,715	4,138,626
		10,362,717
Financials (14.5%)
American Financial Group, Inc.	18,550	2,071,479
Brown & Brown, Inc.	43,990	3,072,261
Cboe Global Markets, Inc.	16,000	2,499,360
East West Bancorp, Inc.	35,550	1,873,841
Everest Group Ltd.	7,625	2,833,984
FactSet Research Systems, Inc.	10,035	4,387,904
M&T Bank Corp.	16,275	2,057,973
Northern Trust Corp.	36,975	2,569,023
SEI Investments Co.	80,585	4,853,635
T. Rowe Price Group, Inc.	30,155	3,162,355
		29,381,815
Health Care (13.7%)
Agilent Technologies, Inc.	23,515	2,629,447
Chemed Corp.	3,805	1,977,459
Henry Schein, Inc. (a)	22,605	1,678,421
Laboratory Corp. of America Holdings	6,820	1,371,161
Medpace Holdings, Inc. (a)	11,850	2,869,241
Mettler-Toledo International, Inc. (a)	1,555	1,723,049
STERIS PLC	13,620	2,988,500
Teleflex, Inc.	10,145	1,992,579
The Cooper Cos., Inc.	12,150	3,863,822
Waters Corp. (a)	16,540	4,535,433
West Pharmaceutical Services, Inc.	5,695	2,136,821
		27,765,933
Industrials (18.9%)
A. O. Smith Corp.	35,070	2,319,179
AMETEK, Inc.	24,995	3,693,261
Broadridge Financial Solutions, Inc.	16,920	3,029,526
Cummins, Inc.	9,160	2,092,694
Donaldson Co., Inc.	55,655	3,319,263
Expeditors International of Washington,
Inc.	26,865	3,079,535

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
Graco, Inc.	28,660	2,088,741
Hubbell, Inc.	6,245	1,957,245
Lincoln Electric Holdings, Inc.	16,635	3,024,077
Nordson Corp.	10,345	2,308,694
Paychex, Inc.	53,360	6,154,009
Rockwell Automation, Inc.	9,610	2,747,211
W.W. Grainger, Inc.	3,230	2,234,643
		38,048,078
Information Technology (11.6%)
Amdocs Ltd.	24,665	2,083,946
Amphenol Corp., Class A	30,670	2,575,973
ANSYS, Inc. (a)	10,835	3,223,954
Arista Networks, Inc. (a)	19,360	3,560,885
Check Point Software Technologies
Ltd. (a)	15,875	2,115,820
F5, Inc. (a)	14,805	2,385,678
TE Connectivity Ltd.	24,370	3,010,426
Trimble, Inc. (a)	37,865	2,039,409
Zebra Technologies Corp. (a)	10,280	2,431,528
		23,427,619
Materials (6.5%)
AptarGroup, Inc.	28,090	3,512,374
Avery Dennison Corp.	14,900	2,721,783
Ball Corp.	44,495	2,214,961
Packaging Corp. of America	14,420	2,214,191
RPM International, Inc.	25,315	2,400,115
		13,063,424
Real Estate (3.0%)
Alexandria Real Estate Equities, Inc.	12,500	1,251,250
AvalonBay Communities, Inc.	12,385	2,127,000
Jones Lang LaSalle, Inc. (a)	19,695	2,780,540
		6,158,790
Utilities (5.3%)
Atmos Energy Corp.	21,365	2,263,195
Essential Utilities, Inc.	58,875	2,021,179
Eversource Energy	73,915	4,298,157
ONE Gas, Inc.	32,365	2,209,882
		10,792,413
TOTAL COMMON STOCKS (Cost $160,488,309)		199,500,816
Investment Companies (1.3%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	2,730,426	2,730,426
TOTAL INVESTMENT COMPANIES (Cost $2,730,426)		2,730,426
Total Investments (Cost $163,218,735) — 100.0%		202,231,242
Other assets in excess of liabilities — 0.0%		64,443
NET ASSETS — 100.0%		$202,295,685

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund September 30, 2023 (Unaudited)

Common Stocks (98.9%)

Security Description	Shares	Fair Value ($)
Communication Services (2.9%)
Cable One, Inc.	8,690	5,349,912
Omnicom Group, Inc.	69,425	5,170,774
The Interpublic Group of Cos., Inc.	287,920	8,251,787
		18,772,473
Consumer Discretionary (10.5%)
Carter's, Inc.	97,855	6,766,673
Cavco Industries, Inc. (a)	16,606	4,411,550
Choice Hotels International, Inc.	103,263	12,650,750
Columbia Sportswear Co.	80,125	5,937,263
Service Corp. International	208,339	11,904,490
Texas Roadhouse, Inc.	64,745	6,221,995
TopBuild Corp. (a)	32,860	8,267,576
Williams-Sonoma, Inc.	79,521	12,357,563
		68,517,860
Consumer Staples (4.4%)
BJ's Wholesale Club Holdings, Inc. (a)	205,736	14,683,378
Flowers Foods, Inc.	270,875	6,008,008
The J.M. Smucker Co.	66,275	8,145,860
		28,837,246
Energy (4.7%)
Cactus, Inc., Class A	186,400	9,359,144
Callon Petroleum Co. (a)	132,025	5,164,818
Core Laboratories, Inc.	296,195	7,111,642
Helmerich & Payne, Inc.	207,300	8,739,768
		30,375,372
Financials (13.5%)
American Financial Group, Inc.	88,725	9,907,921
Cboe Global Markets, Inc.	74,675	11,664,982
Cohen & Steers, Inc.	78,835	4,942,166
Commerce Bancshares, Inc.	95,593	4,586,552
East West Bancorp, Inc.	134,945	7,112,951
FactSet Research Systems, Inc.	31,570	13,804,298
Northern Trust Corp.	109,550	7,611,534
SEI Investments Co.	220,365	13,272,584
Selective Insurance Group, Inc.	94,865	9,787,222
UMB Financial Corp.	83,068	5,154,369
		87,844,579
Health Care (14.0%)
Charles River Laboratories
International, Inc. (a)	61,650	12,082,167
Chemed Corp.	22,010	11,438,597
Henry Schein, Inc. (a)	133,435	9,907,549
Medpace Holdings, Inc. (a)	55,860	13,525,383
Revvity, Inc.	60,082	6,651,077
STERIS PLC	31,125	6,829,448
Teleflex, Inc.	42,775	8,401,438
The Cooper Cos., Inc.	29,116	9,259,178
Waters Corp. (a)	49,125	13,470,566
		91,565,403
Industrials (20.0%)
A. O. Smith Corp.	125,685	8,311,549
Applied Industrial Technologies, Inc.	58,525	9,048,550
Broadridge Financial Solutions, Inc.	39,230	7,024,132
C.H. Robinson Worldwide, Inc.	51,636	4,447,409
Donaldson Co., Inc.	192,945	11,507,239
ExlService Holdings, Inc. (a)	271,284	7,606,803

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington,
Inc.	89,500	10,259,385
Hubbell, Inc.	29,680	9,302,009
IDEX Corp.	24,420	5,079,848
Jack Henry & Associates, Inc.	50,320	7,605,365
Lincoln Electric Holdings, Inc.	50,325	9,148,582
Masco Corp.	85,028	4,544,747
Nordson Corp.	45,100	10,064,967
Robert Half, Inc.	69,418	5,086,951
Snap-on, Inc.	41,135	10,491,893
The Middleby Corp. (a)	34,665	4,437,120
The Toro Co.	80,390	6,680,409
		130,646,958
Information Technology (13.6%)
Akamai Technologies, Inc. (a)	80,600	8,587,124
Amdocs Ltd.	110,095	9,301,927
Dolby Laboratories, Inc., Class A	87,360	6,924,154
F5, Inc. (a)	66,492	10,714,521
Manhattan Associates, Inc. (a)	35,996	7,114,969
NetApp, Inc.	105,310	7,990,923
Progress Software Corp.	174,650	9,183,097
Qualys, Inc. (a)	88,325	13,473,978
Trimble, Inc. (a)	142,470	7,673,434
Zebra Technologies Corp. (a)	32,970	7,798,394
		88,762,521
Materials (6.5%)
AptarGroup, Inc.	89,265	11,161,696
Avery Dennison Corp.	46,600	8,512,422
Packaging Corp. of America	49,040	7,530,092
RPM International, Inc.	103,075	9,772,541
Silgan Holdings, Inc.	123,040	5,304,254
		42,281,005
Real Estate (6.4%)
Camden Property Trust	49,299	4,662,699
CubeSmart	181,400	6,916,782
Jones Lang LaSalle, Inc. (a)	68,200	9,628,477
Lamar Advertising Co., Class A	85,435	7,131,260
Physicians Realty Trust	489,355	5,965,237
STAG Industrial, Inc.	209,748	7,238,403
		41,542,858
Utilities (2.4%)
Atmos Energy Corp.	40,325	4,271,627
IDACORP, Inc.	50,320	4,712,468
ONE Gas, Inc.	98,895	6,752,551
		15,736,646
TOTAL COMMON STOCKS (Cost $616,870,129)		644,882,921
Investment Companies (1.1%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	7,133,992	7,133,992
TOTAL INVESTMENT COMPANIES (Cost $7,133,992)		7,133,992
Total Investments (Cost $624,004,121) — 100.0%		652,016,913
Other assets in excess of liabilities — 0.0%		167,959
NET ASSETS — 100.0%		$652,184,872

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2023 (Unaudited)

Common Stocks (67.6%)

Security Description	Shares	Fair Value ($)
Communication Services (6.3%)
Alphabet, Inc., Class A (a)	20,000	2,617,200
Alphabet, Inc., Class C (a)	42,300	5,577,255
Comcast Corp., Class A	37,575	1,666,076
		9,860,531
Consumer Discretionary (5.0%)
AutoZone, Inc. (a)	780	1,981,192
Lowe's Cos., Inc.	5,800	1,205,472
NIKE, Inc., Class B	17,000	1,625,540
Ross Stores, Inc.	13,000	1,468,350
Starbucks Corp.	16,340	1,491,352
		7,771,906
Consumer Staples (3.9%)
Costco Wholesale Corp.	4,200	2,372,832
Dollar General Corp.	7,000	740,600
PepsiCo, Inc.	17,240	2,921,146
		6,034,578
Energy (4.6%)
ConocoPhillips	39,580	4,741,684
Schlumberger NV	41,190	2,401,377
		7,143,061
Financials (9.8%)
Chubb Ltd.	9,500	1,977,710
FactSet Research Systems, Inc.	3,000	1,311,780
JPMorgan Chase & Co.	26,875	3,897,412
Marsh & McLennan Cos., Inc.	8,000	1,522,400
Northern Trust Corp.	14,285	992,522
T. Rowe Price Group, Inc.	10,000	1,048,700
U.S. Bancorp	25,990	859,229
Visa, Inc., Class A	16,465	3,787,115
		15,396,868
Health Care (10.7%)
Agilent Technologies, Inc.	8,000	894,560
Becton Dickinson & Co.	7,250	1,874,343
Johnson & Johnson	21,410	3,334,607
Merck & Co., Inc.	23,185	2,386,896
Stryker Corp.	9,250	2,527,747
The Cooper Cos., Inc.	3,000	954,030
UnitedHealth Group, Inc.	6,750	3,403,283
Waters Corp. (a)	5,425	1,487,589
		16,863,055
Industrials (7.4%)
Automatic Data Processing, Inc.	6,695	1,610,683
Cummins, Inc.	5,230	1,194,846
Deere & Co.	5,500	2,075,590
Donaldson Co., Inc.	15,060	898,178
Hubbell, Inc.	7,000	2,193,870
Union Pacific Corp.	9,755	1,986,411
United Parcel Service, Inc., Class B	10,000	1,558,700
		11,518,278
Information Technology (16.9%)
Accenture PLC, Class A	12,000	3,685,320
Adobe, Inc. (a)	4,000	2,039,600
Analog Devices, Inc.	8,995	1,574,935
Apple, Inc.	36,265	6,208,931
Applied Materials, Inc.	3,000	415,350
Cisco Systems, Inc.	36,515	1,963,046

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Information Technology (continued)
Microsoft Corp.	31,275	9,875,081
TE Connectivity Ltd.	6,500	802,945
		26,565,208
Materials (2.5%)
Air Products and Chemicals, Inc.	9,015	2,554,851
AptarGroup, Inc.	10,500	1,312,920
		3,867,771
Utilities (0.5%)
Eversource Energy	13,755	799,853
		799,853
TOTAL COMMON STOCKS (Cost $44,304,661)		105,821,109

Corporate Bonds (9.4%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27,
Callable 2/1/27 @ 100	250,000	233,007
Comcast Corp., 3.95%, 10/15/25,
Callable 8/15/25 @ 100	250,000	242,637
Verizon Communications, Inc., 1.50%,
9/18/30, Callable 6/18/30 @ 100	1,000,000	760,693
		1,236,337
Consumer Discretionary (1.8%)
NIKE, Inc., 2.75%, 3/27/27, Callable
1/27/27 @ 100	500,000	462,063
Starbucks Corp., 2.45%, 6/15/26,
Callable 3/15/26 @ 100	350,000	324,327
The Home Depot, Inc., 1.38%,
3/15/31, Callable 12/15/30 @ 100	1,500,000	1,137,162
Toyota Motor Credit Corp., 1.45%,
1/13/25, MTN	1,000,000	949,983
		2,873,535
Consumer Staples (0.8%)
The Estee Lauder Cos., Inc., 1.95%,
3/15/31, Callable 12/15/30 @ 100	1,675,000	1,313,921
Financials (0.5%)
John Deere Capital Corp., 2.80%,
7/18/29, MTN	350,000	308,648
JPMorgan Chase & Co., 2.95%,
10/1/26, Callable 7/1/26 @ 100	500,000	463,306
		771,954
Health Care (1.9%)
Abbott Laboratories, 2.95%, 3/15/25,
Callable 12/15/24 @ 100	100,000	96,686
Kaiser Foundation Hospitals, 3.15%,
5/1/27, Callable 2/1/27 @ 100	250,000	234,107
Pfizer, Inc., 1.70%, 5/28/30, Callable
2/28/30 @ 100	1,300,000	1,043,263
Pfizer, Inc., 3.40%, 5/15/24	100,000	98,590
Stryker Corp., 1.15%, 6/15/25,
Callable 5/15/25 @ 100	100,000	92,807
Stryker Corp., 3.50%, 3/15/26,
Callable 12/15/25 @ 100	300,000	286,132

1

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund September 30, 2023 (Unaudited)

Corporate Bonds (continued)

Security Description	Principal Amount ($)	Fair Value ($)
Health Care, (continued)
UnitedHealth Group, Inc., 2.88%,
8/15/29	1,200,000	1,054,391
		2,905,976
Industrials (1.0%)
3M Co., 3.00%, 8/7/25, MTN	250,000	238,292
Hubbell, Inc., 2.30%, 3/15/31, Callable
12/15/30 @ 100	500,000	397,075
Hubbell, Inc., 3.35%, 3/1/26, Callable
12/1/25 @ 100	145,000	137,384
Hubbell, Inc., 3.50%, 2/15/28, Callable
11/15/27 @ 100	150,000	139,140
Mastercard, Inc., 2.95%, 11/21/26,
Callable 8/21/26 @ 100	100,000	93,722
Mastercard, Inc., 3.30%, 3/26/27,
Callable 1/26/27 @ 100	150,000	140,983
United Parcel Service, Inc., 2.40%,
11/15/26, Callable 8/15/26 @ 100	200,000	184,866
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	275,000	262,842
		1,594,304
Information Technology (1.2%)
Apple, Inc., 2.20%, 9/11/29, Callable
6/11/29 @ 100	350,000	300,556
Apple, Inc., 3.00%, 6/20/27, Callable
3/20/27@100	200,000	186,447
Intel Corp., 3.90%, 3/25/30, Callable
12/25/29@100	1,000,000	913,785
Oracle Corp., 2.50%, 4/1/25, Callable
3/1/25 @ 100	200,000	190,543
Oracle Corp., 3.40%, 7/8/24, Callable
4/8/24 @ 100	300,000	294,409
		1,885,740
Materials (0.8%)
Air Products and Chemicals, Inc.,
2.05%, 5/15/30, Callable 2/15/30
@100	1,425,000	1,173,370
Utilities (0.6%)
Consolidated Edison Co. of New York,
Inc., Series 20A, 3.35%, 4/1/30,
Callable 1/1/30 @ 100	1,000,000	878,873
TOTAL CORPORATE BONDS (Cost
$16,713,182)		14,634,010
Municipal Bonds (0.4%)
Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%,
8/1/33, Callable 8/1/30 @ 100	350,000	249,879
Hawaii (0.2%)
State of Hawaii, GO, Series FZ, 1.87%,
8/1/33, Callable 8/1/30 @ 100	500,000	366,459
TOTAL MUNICIPAL BONDS (Cost $857,219)		616,338

U.S. Government & U.S. Government Agency Obligations (21.4%)

Security Description	Principal Amount ($)	Fair Value ($)
Federal Farm Credit Bank (0.5%)
2.75%, 7/16/27	250,000	232,228
2.85%, 3/2/28	750,000	693,037
		925,265
Federal Home Loan Bank (1.1%)
2.88%, 9/13/24	1,000,000	975,737
5.50%, 7/15/36	700,000	748,363
		1,724,100
Federal National Mortgage Association (1.4%)
1.88%, 9/24/26	1,000,000	918,737
2.13%, 4/24/26	1,250,000	1,166,346
2.63%, 9/6/24	225,000	219,274
		2,304,357
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	9,188	8,433
4.00%, 9/15/41	26,183	24,143
		32,576
U.S. Treasury Bond (1.6%)
3.88%, 5/15/43	2,950,000	2,563,273
U.S. Treasury Inflation Index Note (3.7%)
0.13%, 1/15/32	4,769,178	3,999,095
0.25%, 7/15/29	1,194,990	1,065,723
0.75%, 7/15/28	608,865	567,039
		5,631,857
U.S. Treasury Note (13.1%)
2.75%, 8/15/32	9,575,000	8,293,222
2.88%, 5/15/32	13,600,000	11,941,969
		20,235,191
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,758,637)		33,416,619
Investment Companies (1.0%)
	Shares
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (c)	1,524,989	1,524,989
TOTAL INVESTMENT COMPANIES (Cost $1,524,989)		1,524,989
Total Investments (Cost $100,158,688) — 99.8%		156,013,065
Other assets in excess of liabilities — 0.2%		357,743
NET ASSETS — 100.0%		$156,370,808

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven day yield as of September 30, 2023.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

2

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund September 30, 2023 (Unaudited)

Common Stocks (98.7%)

Security Description	Shares	Fair Value ($)
Communication Services (8.9%)
Alphabet, Inc., Class A (a)	50,420	6,597,961
Alphabet, Inc., Class C (a)	78,640	10,368,684
Comcast Corp., Class A	125,690	5,573,095
		22,539,740
Consumer Discretionary (7.5%)
AutoZone, Inc. (a)	1,560	3,962,384
Lowe's Cos., Inc.	11,920	2,477,453
McDonald's Corp.	9,360	2,465,798
NIKE, Inc., Class B	36,190	3,460,488
Ross Stores, Inc.	21,990	2,483,771
Starbucks Corp.	31,710	2,894,172
The Home Depot, Inc.	4,390	1,326,482
		19,070,548
Consumer Staples (5.3%)
Costco Wholesale Corp.	7,895	4,460,359
Dollar General Corp.	14,575	1,542,035
PepsiCo, Inc.	37,105	6,287,071
The Hershey Co.	6,060	1,212,485
		13,501,950
Energy (6.2%)
ConocoPhillips	107,780	12,912,044
Schlumberger NV	46,395	2,704,829
		15,616,873
Financials (13.7%)
American Express Co.	11,830	1,764,918
Chubb Ltd.	25,970	5,406,435
FactSet Research Systems, Inc.	6,450	2,820,327
JPMorgan Chase & Co.	53,090	7,699,111
Marsh & McLennan Cos., Inc.	16,190	3,080,957
Northern Trust Corp.	34,475	2,395,323
T. Rowe Price Group, Inc.	21,510	2,255,754
U.S. Bancorp	57,120	1,888,387
Visa, Inc., Class A	32,125	7,389,071
		34,700,283
Health Care (15.1%)
Agilent Technologies, Inc.	22,525	2,518,746
Becton Dickinson & Co.	16,100	4,162,333
Danaher Corp.	4,510	1,118,931
Johnson & Johnson	50,145	7,810,083
Merck & Co., Inc.	37,490	3,859,596
Stryker Corp.	21,735	5,939,524
The Cooper Cos., Inc.	7,880	2,505,919
UnitedHealth Group, Inc.	15,160	7,643,520
Waters Corp. (a)	9,565	2,622,818
		38,181,470
Industrials (12.1%)
Automatic Data Processing, Inc.	16,765	4,033,324
Cummins, Inc.	8,710	1,989,887
Deere & Co.	12,420	4,687,059
Donaldson Co., Inc.	34,530	2,059,369
Hubbell, Inc.	11,090	3,475,717
Masco Corp.	24,720	1,321,284
Union Pacific Corp.	33,490	6,819,569
United Parcel Service, Inc., Class B	27,795	4,332,407
W.W. Grainger, Inc.	2,630	1,819,539
		30,538,155

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Information Technology (26.1%)
Accenture PLC, Class A	28,810	8,847,839
Adobe, Inc. (a)	8,065	4,112,344
Analog Devices, Inc.	23,690	4,147,882
Apple, Inc.	108,890	18,643,057
Applied Materials, Inc.	29,555	4,091,890
Cisco Systems, Inc.	85,470	4,594,867
Microsoft Corp.	59,475	18,779,230
TE Connectivity Ltd.	20,485	2,530,512
		65,747,621
Materials (2.9%)
Air Products and Chemicals, Inc.	16,450	4,661,930
AptarGroup, Inc.	20,950	2,619,588
		7,281,518
Utilities (0.9%)
Eversource Energy	40,980	2,382,987
		2,382,987
TOTAL COMMON STOCKS (Cost $ 110,397,091)		249,561,145
Investment Companies (1.3%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	3,233,498	3,233,498
TOTAL INVESTMENT COMPANIES (Cost $3,233,498)		3,233,498
Total Investments (Cost $113,630,589) — 100.0%		252,794,643
Other assets in excess of liabilities — 0.0%		105,775
NET ASSETS — 100.0%		$252,900,418

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Midcap Fund September 30, 2023 (Unaudited)

Common Stocks (98.2%)

Security Description	Shares	Fair Value ($)
Communication Services (3.3%)
Cable One, Inc.	1,665	1,025,041
Electronic Arts, Inc.	14,355	1,728,342
Omnicom Group, Inc.	13,975	1,040,858
		3,794,241
Consumer Discretionary (10.6%)
AutoZone, Inc. (a)	710	1,803,393
Carter's, Inc.	17,250	1,192,838
Choice Hotels International, Inc.	18,185	2,227,844
Columbia Sportswear Co.	15,300	1,133,730
Ross Stores, Inc.	23,465	2,650,372
Ulta Beauty, Inc. (a)	4,005	1,599,797
Williams-Sonoma, Inc.	9,165	1,424,241
		12,032,215
Consumer Staples (6.2%)
BJ's Wholesale Club Holdings, Inc. (a)	27,630	1,971,953
Church & Dwight Co., Inc.	12,070	1,105,974
Dollar General Corp.	10,010	1,059,058
Sysco Corp.	22,510	1,486,786
The Hershey Co.	6,815	1,363,545
		6,987,316
Energy (3.6%)
Baker Hughes Co.	115,260	4,070,983
		4,070,983
Financials (14.5%)
American Financial Group, Inc.	10,375	1,158,576
Brown & Brown, Inc.	25,540	1,783,713
Cboe Global Markets, Inc.	9,005	1,406,671
East West Bancorp, Inc.	20,630	1,087,407
Everest Group Ltd.	4,215	1,566,589
FactSet Research Systems, Inc.	5,720	2,501,127
M&T Bank Corp.	8,905	1,126,038
Northern Trust Corp.	20,525	1,426,077
SEI Investments Co.	44,505	2,680,536
T. Rowe Price Group, Inc.	16,560	1,736,647
		16,473,381
Health Care (13.6%)
Agilent Technologies, Inc.	13,300	1,487,206
Chemed Corp.	2,050	1,065,384
Henry Schein, Inc. (a)	13,350	991,238
Laboratory Corp. of America Holdings	4,475	899,699
Medpace Holdings, Inc. (a)	6,430	1,556,896
Mettler-Toledo International, Inc. (a)	830	919,698
STERIS PLC	7,700	1,689,534
Teleflex, Inc.	5,580	1,095,968
The Cooper Cos., Inc.	6,580	2,092,506
Waters Corp. (a)	8,625	2,365,061
West Pharmaceutical Services, Inc.	3,280	1,230,689
		15,393,879
Industrials (19.2%)
A. O. Smith Corp.	19,370	1,280,938
AMETEK, Inc.	13,725	2,028,005
Broadridge Financial Solutions, Inc.	9,230	1,652,632
Cummins, Inc.	5,120	1,169,715
Donaldson Co., Inc.	30,225	1,802,619
Expeditors International of Washington,
Inc.	14,910	1,709,133
Graco, Inc.	15,820	1,152,962

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	4,365	1,368,035
Lincoln Electric Holdings, Inc.	8,705	1,582,482
Nordson Corp.	5,685	1,268,721
Paychex, Inc.	29,635	3,417,804
Rockwell Automation, Inc.	5,250	1,500,818
W.W. Grainger, Inc.	2,705	1,871,427
		21,805,291
Information Technology (11.5%)
Amdocs Ltd.	13,930	1,176,946
Amphenol Corp., Class A	16,865	1,416,491
ANSYS, Inc. (a)	5,910	1,758,521
Arista Networks, Inc. (a)	10,810	1,988,284
Check Point Software Technologies
Ltd. (a)	8,805	1,173,530
F5, Inc. (a)	8,245	1,328,599
TE Connectivity Ltd.	13,725	1,695,449
Trimble, Inc. (a)	21,475	1,156,644
Zebra Technologies Corp. (a)	5,710	1,350,586
		13,045,050
Materials (6.5%)
AptarGroup, Inc.	15,560	1,945,622
Avery Dennison Corp.	8,245	1,506,114
Ball Corp.	24,550	1,222,099
Packaging Corp. of America	8,550	1,312,853
RPM International, Inc.	14,355	1,360,998
		7,347,686
Real Estate (4.0%)
Alexandria Real Estate Equities, Inc.	7,955	796,296
AvalonBay Communities, Inc.	6,730	1,155,810
CubeSmart	26,610	1,014,639
Jones Lang LaSalle, Inc. (a)	11,005	1,553,686
		4,520,431
Utilities (5.2%)
Atmos Energy Corp.	11,480	1,216,076
Essential Utilities, Inc.	31,375	1,077,104
Eversource Energy	41,275	2,400,141
ONE Gas, Inc.	18,120	1,237,234
		5,930,555
TOTAL COMMON STOCKS (Cost $87,211,523)		111,401,028
Investment Companies (1.7%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	1,923,494	1,923,494
TOTAL INVESTMENT COMPANIES (Cost $1,923,494)		1,923,494
Total Investments (Cost $89,135,017) — 99.9%		113,324,522
Other assets in excess of liabilities — 0.1%		57,413
NET ASSETS — 100.0%		$113,381,935

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund September 30, 2023 (Unaudited)

Common Stocks (97.5%)

Security Description	Shares	Fair Value ($)
Communication Services (3.4%)
Cable One, Inc.	2,694	1,658,534
Omnicom Group, Inc.	26,134	1,946,460
The Interpublic Group of Cos., Inc.	74,885	2,146,205
		5,751,199
Consumer Discretionary (9.9%)
Carter's, Inc.	23,279	1,609,742
Cavco Industries, Inc. (a)	4,010	1,065,297
Choice Hotels International, Inc.	30,883	3,783,477
Columbia Sportswear Co.	18,895	1,400,120
Texas Roadhouse, Inc.	15,322	1,472,444
TopBuild Corp. (a)	16,767	4,218,577
Williams-Sonoma, Inc.	20,038	3,113,905
		16,663,562
Consumer Staples (4.8%)
BJ's Wholesale Club Holdings, Inc. (a)	54,561	3,894,019
Flowers Foods, Inc.	84,210	1,867,778
The J.M. Smucker Co.	18,450	2,267,689
		8,029,486
Financials (13.4%)
American Financial Group, Inc.	22,590	2,522,625
Cboe Global Markets, Inc.	19,323	3,018,446
Cohen & Steers, Inc.	18,750	1,175,438
Commerce Bancshares, Inc.	23,191	1,112,704
East West Bancorp, Inc.	34,379	1,812,118
FactSet Research Systems, Inc.	8,394	3,670,360
Northern Trust Corp.	27,300	1,896,804
SEI Investments Co.	60,605	3,650,239
Selective Insurance Group, Inc.	23,800	2,455,446
UMB Financial Corp.	21,028	1,304,787
		22,618,967
Health Care (12.9%)
Chemed Corp.	5,631	2,926,430
Henry Schein, Inc. (a)	34,854	2,587,910
Medpace Holdings, Inc. (a)	17,831	4,317,420
Revvity, Inc.	15,041	1,665,039
STERIS PLC	8,683	1,905,224
Teleflex, Inc.	10,707	2,102,962
The Cooper Cos., Inc.	7,440	2,365,994
Waters Corp. (a)	14,075	3,859,506
		21,730,485
Industrials (23.9%)
A. O. Smith Corp.	30,065	1,988,198
Acuity Brands, Inc.	8,939	1,522,401
Applied Industrial Technologies, Inc.	25,000	3,865,250
Broadridge Financial Solutions, Inc.	12,556	2,248,151
C.H. Robinson Worldwide, Inc.	12,994	1,119,173
Donaldson Co., Inc.	50,036	2,984,148
ExlService Holdings, Inc. (a)	69,129	1,938,377
Expeditors International of Washington,
Inc.	22,652	2,596,599
Franklin Electric Co., Inc.	17,858	1,593,469
Hubbell, Inc.	9,930	3,112,161
IDEX Corp.	5,720	1,189,874
Jack Henry & Associates, Inc.	12,726	1,923,408
Lincoln Electric Holdings, Inc.	12,750	2,317,823
Masco Corp.	28,650	1,531,343
Nordson Corp.	11,614	2,591,896
Robert Half, Inc.	25,627	1,877,947

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
Snap-on, Inc.	10,340	2,637,320
The Middleby Corp. (a)	12,496	1,599,488
The Toro Co.	21,161	1,758,479
		40,395,505
Information Technology (15.6%)
Akamai Technologies, Inc. (a)	19,522	2,079,874
Amdocs Ltd.	28,675	2,422,750
Aspen Technology, Inc. (a)	10,305	2,104,899
Dolby Laboratories, Inc., Class A	30,308	2,402,212
F5, Inc. (a)	16,854	2,715,854
Manhattan Associates, Inc. (a)	13,723	2,712,488
NetApp, Inc.	28,062	2,129,345
Progress Software Corp.	45,073	2,369,938
Qualys, Inc. (a)	22,135	3,376,694
Trimble, Inc. (a)	36,244	1,952,101
Zebra Technologies Corp. (a)	8,235	1,947,825
		26,213,980
Materials (6.6%)
AptarGroup, Inc.	27,130	3,392,335
Avery Dennison Corp.	11,800	2,155,506
Packaging Corp. of America	11,400	1,750,470
RPM International, Inc.	26,260	2,489,711
Silgan Holdings, Inc.	30,925	1,333,177
		11,121,199
Real Estate (7.0%)
Camden Property Trust	12,569	1,188,776
CubeSmart	45,995	1,753,789
Jones Lang LaSalle, Inc. (a)	17,360	2,450,885
Lamar Advertising Co., Class A	22,622	1,888,258
Physicians Realty Trust	158,499	1,932,103
STAG Industrial, Inc.	74,462	2,569,684
		11,783,495
TOTAL COMMON STOCKS (Cost $144,873,915)		164,307,878
Investment Companies (2.6%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	4,424,119	4,424,119
TOTAL INVESTMENT COMPANIES (Cost $4,424,119)		4,424,119
Total Investments (Cost $149,298,034) — 100.1%		168,731,997
Liabilities in excess of other assets — (0.1)%		(201,426)
NET ASSETS — 100.0%		$168,530,571

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

PLC	Public Limited Company

1

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund September 30, 2023 (Unaudited)

Common Stocks (98.3%)

Security Description	Shares	Fair Value ($)
Communication Services (2.2%)
Cable One, Inc.	26,626	16,392,031
Shutterstock, Inc.	240,146	9,137,555
		25,529,586
Consumer Discretionary (8.5%)
Carter's, Inc.	267,175	18,475,151
Cavco Industries, Inc. (a)	42,425	11,270,626
Choice Hotels International, Inc.	204,871	25,098,746
Columbia Sportswear Co.	245,109	18,162,577
Texas Roadhouse, Inc.	179,800	17,278,780
TopBuild Corp. (a)	42,890	10,791,124
		101,077,004
Consumer Staples (6.0%)
Central Garden & Pet Co., Class A (a)	307,714	12,336,254
Flowers Foods, Inc.	908,078	20,141,170
Lancaster Colony Corp.	82,802	13,664,814
Sprouts Farmers Market, Inc. (a)	592,975	25,379,330
		71,521,568
Energy (5.5%)
Cactus, Inc., Class A	538,348	27,030,453
Core Laboratories, Inc.	513,977	12,340,588
Helmerich & Payne, Inc.	620,753	26,170,946
		65,541,987
Financials (13.6%)
1st Source Corp.	175,292	7,378,040
Camden National Corp.	70,321	1,984,459
Cathay General Bancorp	393,207	13,667,875
Cohen & Steers, Inc.	251,436	15,762,523
Commerce Bancshares, Inc.	248,950	11,944,621
Donnelley Financial Solutions, Inc. (a)	187,218	10,536,629
Evercore, Inc.	122,924	16,948,761
German American Bancorp, Inc.	100,988	2,735,765
Independent Bank Corp.	171,955	8,441,271
International Bancshares Corp.	233,603	10,124,354
Lakeland Financial Corp.	136,781	6,491,626
Selective Insurance Group, Inc.	243,180	25,088,880
The Hanover Insurance Group, Inc.	148,225	16,450,011
Tompkins Financial Corp.	90,832	4,449,860
UMB Financial Corp.	147,394	9,145,798
		161,150,473
Health Care (15.0%)
Atrion Corp.	13,715	5,666,627
Chemed Corp.	47,379	24,622,867
Corcept Therapeutics, Inc. (a)	781,575	21,294,011
CorVel Corp. (a)	112,483	22,119,782
Globus Medical, Inc. (a)	307,102	15,247,614
Haemonetics Corp. (a)	292,281	26,182,531
ICU Medical, Inc. (a)	108,854	12,954,715
Medpace Holdings, Inc. (a)	114,100	27,627,033
U.S. Physical Therapy, Inc.	219,100	20,098,043
		175,813,223
Industrials (19.4%)
Acuity Brands, Inc.	81,782	13,928,292
Applied Industrial Technologies, Inc.	138,290	21,381,017
Comfort Systems USA, Inc.	80,000	13,632,800
CSG Systems International, Inc.	334,937	17,121,979
Donaldson Co., Inc.	392,888	23,431,840
ExlService Holdings, Inc. (a)	838,219	23,503,661

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
Industrials (continued)
Forward Air Corp.	119,925	8,243,645
Franklin Electric Co., Inc.	193,205	17,239,682
Insperity, Inc.	94,634	9,236,278
Landstar System, Inc.	94,243	16,675,356
MSC Industrial Direct Co., Inc.	212,092	20,816,830
UniFirst Corp.	84,040	13,699,360
Valmont Industries, Inc.	48,379	11,621,120
Watts Water Technologies, Inc., Class A	103,649	17,912,620
		228,444,480
Information Technology (14.1%)
Badger Meter, Inc.	100,500	14,458,935
InterDigital, Inc.	250,888	20,131,253
Littelfuse, Inc.	79,615	19,690,382
Plexus Corp. (a)	162,352	15,095,489
Power Integrations, Inc.	330,824	25,245,179
Progress Software Corp.	394,900	20,763,842
Qualys, Inc. (a)	184,099	28,084,302
Teradata Corp. (a)	510,078	22,963,712
		166,433,094
Materials (6.0%)
AptarGroup, Inc.	196,804	24,608,372
Minerals Technologies, Inc.	261,863	14,339,618
Sensient Technologies Corp.	222,900	13,035,192
Silgan Holdings, Inc.	438,015	18,882,827
		70,866,009
Real Estate (5.0%)
Americold Realty Trust, Inc.	317,802	9,664,359
Jones Lang LaSalle, Inc. (a)	90,875	12,829,733
Physicians Realty Trust	1,131,175	13,789,023
STAG Industrial, Inc.	669,710	23,111,692
		59,394,807
Utilities (3.0%)
IDACORP, Inc.	161,454	15,120,167
ONE Gas, Inc.	194,960	13,311,869
Unitil Corp.	163,604	6,987,527
		35,419,563
TOTAL COMMON STOCKS (Cost $1,020,094,457)		1,161,191,794
Investment Companies (1.8%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 5.22% (b)	21,759,685	21,759,685
TOTAL INVESTMENT COMPANIES (Cost $21,759,685)		21,759,685
Total Investments (Cost $1,041,854,142) — 100.1%		1,182,951,479
Liabilities in excess of other assets — (0.1)%		(668,451)
NET ASSETS — 100.0%		$1,182,283,028

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund September 30, 2023 (Unaudited)

Common Stocks (95.0%)
Security Description	Shares	Fair Value ($)

Australia (3.8%)
Brambles Ltd.	187,500	1,725,283
Insurance Australia Group Ltd.	408,000	1,490,234
Woodside Energy Group Ltd.	56,000	1,304,416
		4,519,933

Canada (10.4%)
BCE, Inc.	19,300	736,842
Canadian National Railway Co.	20,300	2,198,606
Intact Financial Corp.	5,200	758,195
Magna International, Inc.	38,200	2,047,403
Metro, Inc.	28,400	1,475,102
Royal Bank of Canada	36,100	3,155,194
The Toronto-Dominion Bank	20,700	1,247,243
Tourmaline Oil Corp.	15,100	759,948
		12,378,533

Denmark (2.8%)
Novo Nordisk A/S, Class B	30,000	2,729,458
Novozymes A/S, Class B Shares	14,500	584,647
		3,314,105

Finland (2.0%)
Kone Oyj, Class B	57,400	2,419,851
		2,419,851

France (11.3%)
Air Liquide SA	15,900	2,679,052
Dassault Systemes SE	36,100	1,341,968
EssilorLuxottica SA	5,400	938,540
Legrand SA	15,200	1,394,815
L'Oreal SA	6,000	2,484,495
Publicis Groupe SA	12,700	958,930
Schneider Electric SE	16,700	2,752,829
Societe BIC SA	14,300	943,314
		13,493,943

Germany (6.8%)
Allianz SE, Registered Shares	3,400	810,658
Deutsche Boerse AG	14,200	2,454,066
Fresenius SE & Co. KGaA	30,500	950,624
Hannover Rueck SE	5,600	1,230,422
Merck KGaA	5,800	969,284
SAP SE	12,600	1,635,331
		8,050,385

Hong Kong (1.0%)
Hang Seng Bank Ltd.	48,200	598,780
Sino Land Co. Ltd.	548,000	616,640
		1,215,420

Ireland (1.9%)
Experian PLC	34,100	1,113,835
Smurfit Kappa Group PLC	34,100	1,127,986
		2,241,821

Israel (1.1%)
Check Point Software Technologies Ltd. (a)	5,500	733,040
Nice Ltd. (a)	3,500	595,390
		1,328,430

Italy (1.7%)
FinecoBank Banca Fineco SpA	54,900	666,459

Common Stocks (continued)
Security Description	Shares	Fair Value ($)

Italy (continued)
Terna - Rete Elettrica Nazionale	175,500	1,320,091
		1,986,550

Japan (15.0%)
Chugai Pharmaceutical Co. Ltd.	25,000	774,733
Daiwa House Industry Co. Ltd.	18,590	499,262
Inpex Corp.	84,600	1,269,797
Kakaku.com, Inc.	53,700	544,814
Mitsubishi Estate Co. Ltd.	35,300	461,512
Nippon Telegraph & Telephone Corp.	1,312,500	1,550,398
Nitto Denko Corp.	27,100	1,776,808
Nomura Research Institute Ltd.	54,000	1,405,482
Oracle Corp.	15,300	1,140,891
Sumitomo Mitsui Financial Group, Inc.	39,200	1,921,967
Sysmex Corp.	23,100	1,101,787
Terumo Corp.	15,200	402,734
The Chiba Bank Ltd.	193,900	1,406,714
Tokio Marine Holdings, Inc.	32,700	753,913
Toyota Motor Corp.	154,200	2,771,231
		17,782,043

Luxembourg (0.9%)
Tenaris SA	69,200	1,093,281
		1,093,281

Netherlands (5.6%)
ASML Holding NV	3,900	2,289,917
ING Groep NV	78,700	1,039,502
Koninklijke Ahold Delhaize NV	32,200	970,797
Koninklijke Vopak NV	34,700	1,187,234
Wolters Kluwer NV	10,000	1,210,891
		6,698,341

Norway (1.6%)
Equinor ASA	59,100	1,938,223
		1,938,223

Singapore (1.9%)
DBS Group Holdings Ltd.	58,900	1,446,577
Singapore Exchange Ltd.	110,000	782,971
		2,229,548

Spain (1.5%)
Industria de Diseno Textil SA	47,900	1,782,560
		1,782,560

Sweden (3.1%)
Assa Abloy AB, Class B	39,500	860,820
Atlas Copco AB, Class A	119,400	1,600,226
Svenska Handelsbanken AB, Class A	140,200	1,246,682
		3,707,728

Switzerland (10.0%)
Cie Financiere Richemont SA, Registered
Shares	20,000	2,437,515
Nestle SA, Registered Shares	40,100	4,529,385
Roche Holding AG	12,000	3,274,076
Sonova Holding AG	3,100	734,833
Zurich Insurance Group AG	1,900	870,889
		11,846,698

United Kingdom (12.6%)
Compass Group PLC	67,200	1,636,839

1

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund September 30, 2023 (Unaudited)

Common Stocks (continued)

Security Description	Shares	Fair Value ($)
United Kingdom (continued)
Croda International PLC	16,100	964,921
Johnson Matthey PLC	57,300	1,136,161
National Grid PLC	113,100	1,349,824
Next PLC	24,300	2,155,985
Reckitt Benckiser Group PLC	17,100	1,208,265
RELX PLC	69,300	2,336,731
Schroders PLC	203,400	1,005,146
Severn Trent PLC	37,300	1,074,559
Smith & Nephew PLC	71,300	886,087
Unilever PLC	26,200	1,292,708
		15,047,226
TOTAL COMMON STOCKS (Cost $102,854,662)		113,074,619

Investment Companies (18.9%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 5.22% (b)	22,544,041	22,544,041
TOTAL INVESTMENT COMPANIES (Cost
$22,544,041)		22,544,041
Total Investments (Cost $125,398,703) — 113.9%		135,618,660
Liabilities in excess of other assets — (13.9)%		(16,595,137)
NET ASSETS — 100.0%		$119,023,523

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2023.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2023:

Industry	Percentage of Total Net Assets
Financials	19.2%
Investment Companies	18.9
Industrials	15.5
Health Care	10.8
Consumer Discretionary	10.7
Consumer Staples	10.1
Information Technology	7.7
Materials	7.1
Energy	6.3
Communication Services	3.2
Utilities	3.1
Real Estate	1.3
Other net assets	(13.9)
Total	100.0%

2